Asset Acquisition (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jul. 22, 2020 CNY (¥) shares	Jul. 22, 2020 USD ($) shares	May 31, 2021 $ / shares shares	Sep. 30, 2023 CNY (¥) shares	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)
Asset Acquisition [Line Items]
Recorded the liabilities (in Yuan Renminbi)				¥ 169,267	¥ 167,511	$ 23,200
Beautiful House [Member]
Asset Acquisition [Line Items]
Cash consideration	¥ 205,306	$ 29,000
Share issued			18,637,585,000
Ordinary shares are redeemable at a per share price			5,778,645,800
Ordinary Shares [Member]
Asset Acquisition [Line Items]
Ordinary shares subject to a make-whole cash-settled provision				5,778,645,800
Ordinary shares subject to redemption				2,086,074,900
Ordinary shares classification of a liability				5,778,645,800
Ordinary Shares [Member] | Beautiful House [Member]
Asset Acquisition [Line Items]
Share issued			18,637,585,000
Ordinary shares are redeemable at a per share price			5,778,645,800
Business Combination Maximum Per Share Value To Be Collected By Acquiree (in Dollars per share) | $ / shares			$ 0.004014
Ordinary shares are redeemable per share price			2,086,074,900
Ordinary shares are redeemable at a per share price (in Dollars per share) | $ / shares			$ 0.004015
Ordinary Shares [Member] | Class A Ordinary Shares | Beautiful House [Member]
Asset Acquisition [Line Items]
Share issued	12,858,939,200	12,858,939,200